Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended			18 Months Ended
	May 31, 2017	Dec. 05, 2016	Oct. 19, 2012	Mar. 27, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	May 13, 2015	Jan. 21, 2014	Aug. 07, 2013
Common Stock, Shares, Outstanding	105,840,848				108,205,985			108,205,985
Dividends, Preferred Stock, Cash					$ 21,063	$ 21,063	$ 13,340
Fourth Quarter 2015 Dividends [Member]
Dividends, Common Stock, Cash						$ 21,866
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
First Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash						$ 21,908
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Second Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash						$ 7,570
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Common Stock Dividends, Shares						1,610,248
Third Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash						$ 2,595
Common Stock, Dividends, Per Share, Cash Paid						$ 0.10
Common Stock Dividends, Shares						817,833
Fourth Quarter 2016 Dividends [Member]
Dividends, Common Stock, Cash					$ 3,619
Common Stock Dividends, Shares					1,014,550
First Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash					$ 3,610
Common Stock Dividends, Shares					751,817
Second Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash					$ 4,822
Common Stock Dividends, Shares					894,989
Third Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash					$ 4,641
Common Stock Dividends, Shares					1,021,348
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues					598,400	598,400
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001		$ 0.0001
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 0			$ 0
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues					3,682,704	2,428,081		6,110,785
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001		$ 0.0001
Shares Issued, Price Per Share					6.194	$ 8.043837		$ 6.194
Common Stock, Dividends, Per Share, Cash Paid					$ 0.10
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share											$ 25
Series B Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | April 15,2016 to July 14, 2016 Dividends[Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | July 15, 2016 to October 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 953
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.476563
Series B Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series B Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series B Preferred Stock [Member] | April 15, 2017 to July 14, 2017 Dividends[Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series B Preferred Stock [Member] | July 15, 2017 to October 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 953
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.476563
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share										$ 25
Series C Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | April 15,2016 to July 14, 2016 Dividends[Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | July 15, 2016 to October 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.53125
Series C Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series C Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series C Preferred Stock [Member] | April 15, 2017 to July 14, 2017 Dividends[Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series C Preferred Stock [Member] | July 15, 2017 to October 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.53125
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share									$ 25
Series D Preferred Stock [Member] | October 15, 2015 to January 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | January 15, 2016 to April 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | April 15,2016 to July 14, 2016 Dividends[Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | July 15, 2016 to October 14, 2016 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.546875
Series D Preferred Stock [Member] | October 15, 2016 to January 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Series D Preferred Stock [Member] | January 15, 2017 to April 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Series D Preferred Stock [Member] | April 15, 2017 to July 14, 2017 Dividends[Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Series D Preferred Stock [Member] | July 15, 2017 to October 14, 2017 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.546875
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues	13,500,000	12,000,000	7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 7.10	$ 6	$ 14	$ 14.10
Proceeds from Issuance of Common Stock	$ 91,675	$ 69,037